BUSINESS COMBINATIONS - Impact of Acquisitions on the Results of the Company (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) business_combination
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	$ 56,779
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 897,061
Number of combinations | business_combination	4
Grupo ASSA
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	$ 4,829
Revenue of combined entity as if combination occurred at beginning of period	849,948
Profit (loss) of combined entity as if combination occurred at beginning of period	45,895
Revenue of acquiree since acquisition date	28,838
Xappia
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	1,037
Revenue of combined entity as if combination occurred at beginning of period	820,482
Profit (loss) of combined entity as if combination occurred at beginning of period	55,271
Revenue of acquiree since acquisition date	1,761
Giant Monkey Robot
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	69
Revenue of combined entity as if combination occurred at beginning of period	817,798
Profit (loss) of combined entity as if combination occurred at beginning of period	54,385
Revenue of acquiree since acquisition date	954
BlueCap
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date	2,017
Revenue of combined entity as if combination occurred at beginning of period	851,250
Profit (loss) of combined entity as if combination occurred at beginning of period	63,879
Revenue of acquiree since acquisition date	$ 3,351